Financial Risk Management - Summary of Notional Amounts and Estimated Fair Values of Financial Instruments (Detail) € in Millions, $ in Millions, ¥ in Billions, $ in Billions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)
Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Financial instruments, notional amount	€ 134.1	$ 8.8	$ 348.6	¥ 6.0	€ 1,146.2	$ 16.6	$ 796.3	¥ 7.4
Forward foreign exchange contracts, fair Value	(2.0)				18.1
Interest Rate Swaps [Member]
Derivative [Line Items]
Financial instruments, notional amount	3,000.0				3,024.9
Interest rate swaps, fair Value	€ 56.5				€ 30.3